Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Parenthetical) (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 157,364	$ 2,417	₨ 137,250
Put option [member] | ASI [member]
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 298	$ 5